Share-based payments - Charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability (for cash-settled plans) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	$ 122	$ 126	$ 138
Liability at the end of the year	7	6
Equity-settled awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	117	122	131
Liability at the end of the year	0	0
Cash-settled awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	5	4	$ 7
Liability at the end of the year	$ 7	$ 6